Leases (Tables)	12 Months Ended
Dec. 31, 2020
ASU 2016-02 Transition [Abstract]
Schedule of ROU assets and related lease liabilities
	As of December 31,
	2019	2020
	RMB	RMB
Operating lease ROU assets	190,437	200,403
Current operating lease liability	79,986	86,233
Non-current operating lease liability	103,252	103,526
Total operating leased liabilities	183,238	189,759

Schedule of weighted average lease term and weighted average discount rate
	As of December 31,
	2019	2020
Weighted average lease term:
Operating leases	2.99	2.74
Weighted average discount rate:
Operating leases	4.78%	4.60%

Schedule of lease expenses
	As of December 31,
	2019	2020
	RMB	RMB
Operating lease cost	77,406	92,385
Short term lease cost	15,148	14,219
Total	92,554	106,604

Schedule of supplemental cash flow information related to leases
	As of December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	74,265	92,348
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	78,344	108,178

Schedule of maturities of lease liabilities
Minimum Lease Payment
RMB
Year ending December 31:
2021	92,382
2022	62,187
2023	36,505
2024	16,107
2025	7,416
Thereafter	4,796
Total remaining undiscounted lease payments	219,393
Less: Interest	(29,634)
Total present value of lease liabilities	189,759
Less: Current operating lease liability	(86,233)
Non-current operating lease liability	103,526